Transactions with Affiliates of Fortress (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Transactions with Affiliates of Fortress or AIG
Ownership percentage in joint venture	47.00%
Affiliated Entity | Logan Circle Partners L.P.
Transactions with Affiliates of Fortress or AIG
Costs and fees incurred for the investment management services, less than	$ 1,000,000	$ 1,000,000
Nationstar Mortgage LLC | Owners
Transactions with Affiliates of Fortress or AIG
Subservicing fees, less than	$ 1,000,000	$ 1,000,000